Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total debt	$ 862,116	$ 817,958	$ 635,396
Brazilian Subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	2.88%	1.84%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	6.89%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	12.03%
Fixed interest rate | Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
Fixed interest rate | Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%
Fixed interest rate | US Dollar | Argentina Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.50%
Fixed interest rate | US Dollar | Argentina Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%
Fixed interest rate | Argentine Peso | Argentina Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	62.00%
Borrowings excluding obligations under finance lease
Disclosure of detailed information about borrowings [line items]
Total debt	$ 861,521	$ 817,853
Borrowings excluding obligations under finance lease | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	723,077	721,051
Borrowings excluding obligations under finance lease | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	138,444	96,802
Borrowings excluding obligations under finance lease | Less than 1 year | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	105,708	132,998
Borrowings excluding obligations under finance lease | Less than 1 year | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	37,724	21,833
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	16,287	35,762
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	17,278	22,871
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	25,704	20,097
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	29,861	17,945
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	43,507	20,130
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	22,886	18,215
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	26,415	16,310
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	18,251	11,164
Borrowings excluding obligations under finance lease | Over 5 Years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	505,456	495,754
Borrowings excluding obligations under finance lease | Over 5 Years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	$ 12,444	$ 4,774